RELATED PARTY TRANSACTIONS - Registration Rights (Q1) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017 USD ($) takedown
Related Party Transactions [Abstract]
Shelf takedown, aggregate minimum amount | $		$ 20.0
Shelf takedown, maximum number | takedown		4
Shelf takedown, period per incident	6 months	6 months